Share-Based Compensation and Benefit Plans - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2025 USD ($) Age $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options of common stock outstanding | shares	207,699	300,495
Payments Related to Tax Withholding for Share-based Compensation	$ 3,657,000	$ 39,673,000	$ 2,828,000
Common stock contribution to 401(k) plan	$ 8,743,000	$ 8,735,000	$ 8,862,000
Employee Stock Purchase Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate shares of common stock available for issuance | shares	1,500,000
Shares reserved for future grant | shares	425,309
Number of days of service required for an employee to purchase shares	90 days
Discount to employees to purchase shares	5.00%
Shares purchased under ESPP | shares	3,239	2,935	4,096
Average price of the shares purchased by employees | $ / shares	$ 431.44	$ 429.6	$ 306.8
Additional shares issued resulting from cash dividends reinvested in common stock | shares	2,513	2,308	3,079
Net proceeds from shares purchased under ESPP	$ 2,487,000	$ 2,292,000	$ 2,292,000
2014 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options of common stock outstanding | shares	3,550
2014 Plan [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Years in which options plan vest	2 years
2014 Plan [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Years in which options plan vest	4 years
401(k) Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock contribution to 401(k) Plan, shares | shares	18,450	20,387	35,533
Common stock contribution to 401(k) plan	$ 8,743,000	$ 8,735,000	$ 8,862,000
2021 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percent of market price that share-based compensation awards are granted at	100.00%
Aggregate shares of common stock available for issuance | shares	2,500,000
Shares awarded under the plan, net of cancellations | shares	262,407
Shares reserved for future grant | shares	2,244,920
Shares of common stock that remained available for issuance under the 2014 Plan | shares	7,327
2021 Plan [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Years in which options plan vest	2 years
2021 Plan [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Years in which options plan vest	7 years
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average grant date fair value of restricted stock | $ / shares	$ 478.1	$ 428.46	$ 302.71
Market value of vested shares	$ 8,991	$ 102,328	$ 5,745
Unrecognized share-based compensation expense	$ 208,000,000
Weighted average vesting period for unrecognized share-based compensation expense	11 years 8 months 12 days
Restricted Stock [Member] | Chief Executive Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized share-based compensation expense	$ 36,000,000
Restricted Stock [Member] | Chief Executive Officer [Member] | Share-based Compensation Award, Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized share-based compensation expense	$ 4,000
Weighted average vesting period for unrecognized share-based compensation expense	1 year
Age of Chief Executive Officer when restricted stock vests | Age	86
Restricted Stock [Member] | Chief Executive Officer [Member] | Share-based Compensation Award, Tranche Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized share-based compensation expense	$ 12,000
Weighted average vesting period for unrecognized share-based compensation expense	3 years
Age of Chief Executive Officer when restricted stock vests | Age	88
Restricted Stock [Member] | Chief Executive Officer [Member] | Share-based Compensation Award, Tranche Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized share-based compensation expense	$ 11,000
Weighted average vesting period for unrecognized share-based compensation expense	4 years
Age of Chief Executive Officer when restricted stock vests | Age	89
Restricted Stock [Member] | Chief Executive Officer [Member] | Share-based Compensation Award, Tranche Four [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized share-based compensation expense	$ 9,000
Weighted average vesting period for unrecognized share-based compensation expense	7 years
Age of Chief Executive Officer when restricted stock vests | Age	92
Restricted Stock [Member] | President [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized share-based compensation expense	$ 58,000,000
Vesting period related to restricted stock obligated to issue in connection with incentive compensation agreement	18 years
Restricted stock obligated to issue in connection with incentive compensation agreement | shares	13,955
Restricted Stock [Member] | President [Member] | Share-based Compensation Award, Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized share-based compensation expense	$ 57,000
Weighted average vesting period for unrecognized share-based compensation expense	18 years
Age of president when restricted shares vests | Age	62
Restricted Stock [Member] | President [Member] | Share-based Compensation Award, Tranche Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized share-based compensation expense	$ 1,000
Weighted average vesting period for unrecognized share-based compensation expense	20 years
Age of president when restricted shares vests | Age	64
Restricted Stock [Member] | Common and Class B Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares withheld as payment for tax withholdings related to share based compensation, shares | shares		78,378	7,585
Payments Related to Tax Withholding for Share-based Compensation		$ 39,613,000	$ 2,215,000
Restricted Stock [Member] | Class B Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares withheld as payment for tax withholdings related to share based compensation, shares | shares	9,086
Payments Related to Tax Withholding for Share-based Compensation	$ 3,657,000
Restricted Stock [Member] | 2021 Plan [Member] | Employee [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Age of employee when restricted stock vests | Age	62
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Tax benefit from stock option exercises	$ 3,733,000	7,040,000	6,617,000
Total intrinsic value of stock options exercised	19,240,000	32,481,000	30,515,000
Cash received from the exercise of stock options	22,325,000	28,791,000	26,835,000
Unrecognized share-based compensation expense	$ 4,700,000
Weighted average vesting period for unrecognized share-based compensation expense	1 year 9 months 18 days
Fair value of stock options vested	$ 4,161,000	$ 4,022,000	$ 2,751,000
Employee Stock Option [Member] | Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares withheld as payment for tax withholdings related to share based compensation, shares | shares	2,939	3,999	17,687
Payments Related to Tax Withholding for Share-based Compensation	$ 1,318,000	$ 1,860,000	$ 5,489,000